Share-based Payments - Narrative - Other plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Subsidiary Plans [Line Items]
Share-based payment expense	$ 14,699	$ 13,950	$ 10,718
Other not including Vedanta | Stock incentive plan
Significant Subsidiary Plans [Line Items]
Share-based payment expense	$ 400	$ 800	$ 400